Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	$ 0		$ 0
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	7,228,527		9,894,085
Forwards	2,346,025		528,063
Total Assets	9,574,552		10,422,148
Liabilities [Abstract]
Futures	1,519,724		3,011,012
Forwards	1,592,346		69,127
Total Liabilities	3,112,070		3,080,139
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	(669,947)		(689,577)
Net fair value	5,792,535	[1]	6,652,432	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	7,228,527		9,894,085
Forwards	1,699,736		0
Total Assets	8,928,263		9,894,085
Liabilities [Abstract]
Futures	1,519,724		3,011,012
Forwards	1,441,911		0
Total Liabilities	2,961,635		3,011,012
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	5,966,628	[1]	6,883,073	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	646,289		528,063
Total Assets	646,289		528,063
Liabilities [Abstract]
Futures	0		0
Forwards	150,435		69,127
Total Liabilities	150,435		69,127
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	495,854	[1]	458,936	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	12,289,754		18,589,455
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	12,289,754		18,589,455
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments			7,290,317
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments			0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments			7,290,317
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	12,289,754		11,299,138
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	12,289,754		11,299,138
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	37,031,024		54,495,503
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	37,031,024		54,495,503
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	28,236,607		46,985,018
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	28,236,607		46,985,018
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	5,291,425		3,327,454
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	5,291,425		3,327,454
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	3,502,992		4,183,031
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	3,502,992		4,183,031
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	4,533,559		5,404,721
Forwards	2,011,895		728,738
Total Assets	23,447,409		39,681,731
Liabilities [Abstract]
Futures	797,767		1,139,524
Forwards	1,677,220		320,514
Total Liabilities	2,474,987		1,460,038
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	(3,465,597)		(3,447,831)
Net fair value	17,506,825	[2]	34,773,862	[2]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	4,533,559		5,404,721
Forwards	274,957		0
Total Assets	4,808,516		5,404,721
Liabilities [Abstract]
Futures	797,767		1,139,524
Forwards	372,992		0
Total Liabilities	1,170,759		1,139,524
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	3,637,757	[2]	4,265,197	[2]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,736,938		728,738
Total Assets	18,638,893		34,277,010
Liabilities [Abstract]
Futures	0		0
Forwards	1,304,228		320,514
Total Liabilities	1,304,228		320,514
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	17,334,665	[2]	33,956,496	[2]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2]		[2]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Investments	16,901,955		33,548,272
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Investments	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Investments	16,901,955		33,548,272
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Investments

[1]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.
[2]	This amount comprises of the "Total net unrealized gain on open contracts" and "Investment in Blackwater Master Fund" on the Statements of Financial Condition.